LEASES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
LEASES

NOTE 8 – LEASES

A)	Information of accounting policy

The Company’s leases include property and vehicle leases.

At the commencement date, the Company measures the lease liability at the present value of the lease payments that are not paid at that date. Simultaneously, the Company recognizes a right-of-use asset in the amount of the lease liability plus any initial direct costs incurred by the Company.

Variable lease payments that are linked to the Consumer Price Index (CPI) are initially measured using the index at the lease commencement date and are included in the calculation of the lease liability. When there is a change in lease cash flows due to a change in the index, the Company remeasures the lease liability based on the updated contractual cash flows, with a corresponding adjustment to the right-of-use asset.

Since the interest rate implicit in the lease cannot be readily determined, the Company uses the Company’s incremental borrowing rate.

The lease term is the non-cancellable period for which the Company has the right to use an underlying asset, together with both the periods covered by an option to extend the lease, if the Company is reasonably certain to exercise that option, and periods covered by an option to terminate the lease, if the Company is reasonably certain not to exercise that option.

After the commencement date, the Company measures the right-of-use asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability.

Assets are depreciated by the straight-line method over lease period as follows:

Years
Property	3-6
Vehicles	3

Interest on the lease liability is recognized in comprehensive loss in each period during the lease term in an amount that produces a constant periodic rate of interest on the remaining balance of the lease liability (see note 2e(2)(a)).

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 8 – LEASES (cont.)

B)	Right-of-use assets

The lease agreements for the vehicles are for 3 years, whereas the lease agreements for the property are for 3-6 years and may include an option to extend the lease period. According to the lease agreements, the Company is reasonably certain to exercise such an option for 3 more years, and therefore this period was taken into consideration in the calculation of the lease liability.

The Company leases office building in Ramat Gan which covers 390 square meters, with monthly rental payments estimated at approximately NIS 52,000 (approximately $16,301). The lease term is three years, with an option for a three-year extension. In November 2024, the Company extended the lease for an additional 36 months, starting from January 1, 2025. Under the extension terms, the monthly rental payments are estimated at approximately NIS 48,000 (approximately $15,047). The Company maintains restricted deposits in favor of the lessor as collateral for certain lease agreements, which are presented as restricted deposits in amount of NIS 140,000 (approximately $43,887) the statement of financial position.

The Company entered into a lease agreement for its production line in Omer for a period ended on December 31, 2025, with an option to extend the lease period for an additional period of 12 months. In July 2023 the Company signed an addendum to the lease agreement, under which 50.5 square meters were added to the leased space. The leased space in Omer covers 935 square meters, with monthly rental payments estimated at approximately NIS 42,000 (approximately $13,166).

On October 1, 2025, the Company exercised the option for an additional 12 months, starting January 1, 2026. Under the extension terms, the monthly rental payments are estimated at approximately NIS 43,000 (approximately $13,480).

	Property	Vehicles	Total
	NIS in thousands

Cost:
Balance as of January 1, 2025	4,431	656	5,087
Additions (*)	473	-	473
Balance as of December 31, 2025	4,904	656	5,560

Accumulated amortization:
Balance as of January 1, 2025	2,795	512	3,307
Additions	894	74	968
Balance as of December 31, 2025	3,689	586	4,275
	1,215	70	1,285

Cost:
Balance as of January 1, 2024	4,792	550	5,342
Additions	-	106	106
Other changes	(361)	-	(361)
Balance as of December 31, 2024	4,431	656	5,087

Accumulated amortization:
Balance as of January 1, 2024	1,902	394	2,296
Additions	893	118	1,011
Balance as of December 31, 2024	2,795	512	3,307
	1,636	144	1,780

Cost:
Balance as of January 1, 2023	4,760	463	5,223
Additions	32	87	119
Balance as of December 31, 2023	4,792	550	5,342

Accumulated amortization:
Balance as of January 1, 2023	1,017	268	1,285
Additions	885	126	1,011
Balance as of December 31, 2023	1,902	394	2,296
	2,890	156	3,046

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 8 – LEASES (cont.)

Convenience translation into U.S. dollars (see note 2c(3))

	Property	Vehicles	Total
	in thousands

Cost:
Balance as of January 1, 2025	1,389	206	1,595
Additions (*)	148	-	148
Balance as of December 31, 2025	1,537	206	1,743

Accumulated amortization:
Balance as of January 1, 2025	876	161	1,037
Additions	280	23	303
Balance as of December 31, 2025	1,156	184	1,340
	381	22	403

(*)	Additions during the year relate to the extension of the Company’s lease agreement for its office facilities.

C)	Lease liabilities

	Property	Vehicles	Total
	NIS in thousands

Balance as of January 1, 2025	1,969	150	2,119
Additions (*)	473	-	473
Interest expense	280	35	315
Payments	(1,226)	(116)	(1,342)
Balance as of December 31, 2025	1,496	69	1,565

Short-term lease liabilities	978	45	1,023
Long-term lease liabilities	518	24	542
Balance as of December 31, 2025	1,496	69	1,565

Balance as of January 1, 2024	3,164	166	3,330
Additions	-	106	106
Other changes	(350)	-	(350)
Interest expense	432	60	492
Payments	(1,277)	(182)	(1,459)
Balance as of December 31, 2024	1,969	150	2,119

Short-term lease liabilities	923	76	999
Long-term lease liabilities	1,046	74	1,120
Balance as of December 31, 2024	1,969	150	2,119

Balance as of January 1, 2023	3,747	219	3,966
Additions	32	87	119
Interest expense	517	69	586
Payments	(1,132)	(209)	(1,341)
Balance as of December 31, 2023	3,164	166	3,330

Short-term lease liabilities	823	100	923
Long-term lease liabilities	2,341	66	2,407
Balance as of December 31, 2023	3,164	166	3,330

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 8 – LEASES (cont.)

Convenience translation into U.S. dollars (see note 2c(3))

	Property	Vehicles	Total
	in thousands

Balance as of January 1, 2025	617	47	664
Additions (*)	148	-	148
Interest expense	88	11	99
Payments	(384)	(36)	(420)
Balance as of December 31, 2025	469	22	491

Short-term lease liabilities	307	14	321
Long-term lease liabilities	162	8	170
Balance as of December 31, 2025	469	22	491

(*)	Additions during the year relate to the extension of the Company’s lease agreement for its office facilities.